Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of the interest rate swap contract
Notional Amount	$ 35,000
Unrealized Loss	5,743
4.18 % Cash Flow Hedge [Member]
Summary of the interest rate swap contract
Notional Amount	20,000
Effective Date	Feb. 10, 2011
Pay Rate	4.18%
Receive Rate	0.31%
Maturity Date	Feb. 10, 2018
Unrealized Loss	3,400
3.91 % Cash Flow Hedge [Member]
Summary of the interest rate swap contract
Notional Amount	15,000
Effective Date	Feb. 10, 2011
Pay Rate	3.91%
Receive Rate	0.31%
Maturity Date	Feb. 10, 2018
Unrealized Loss	$ 2,343